Taxes, Income Tax and Social Contribution - Additional Information (Detail) R$ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$) Installment	Dec. 31, 2017 USD ($) Installment	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of taxes payable [line items]
Tax credits regularization amout | $			$ 532
Taxes on revenues		R$ 8,547		R$ 7,702	R$ 7,247
PRCT [member]
Disclosure of taxes payable [line items]
Tax credits regularization amout		595
Installments settlement paid		282
Installments settlement unpaid		283
ICMS [member]
Disclosure of taxes payable [line items]
Tax credits regularization amout		214
Taxes on revenues		5,847		R$ 5,211	R$ 4,487
Cemig D [member]
Disclosure of taxes payable [line items]
Write down tax expense		1,087
Escrow deposits		1,110
Taxes on revenues		23
Cemig D [member] | PRCT [member]
Disclosure of taxes payable [line items]
Tax credits regularization amout		R$ 558
Percentage of reduction in interest and penalty payments		90.00%	90.00%
Number of installments | Installment		6	6
Selic rate		50.00%	50.00%
Cemig GT [member]
Disclosure of taxes payable [line items]
Provision for income tax		R$ 101
Cemig GT [member] | PRCT [member]
Disclosure of taxes payable [line items]
Tax credits regularization amout	R$ 30
Percentage of reduction in interest and penalty payments	95.00%